Fair Value Measurements - Summary of the Changes In Fair Value of the Company Financial Instruments (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair value as of December 31, 2021	$ 13,700	$ 0
Recognition of contingent consideration liability upon acquisition	31,000	18,400
Loss on change in fair value of contingent consideration included in operating loss	17,300
Gain on change in fair value included in other income, net		4,700
Fair value as of March 31, 2022	$ 31,000	$ 13,700